As filed with the U.S. Securities and Exchange Commission on January 18, 2012

Securities Act File No. 333-167296

Investment Company Act File No. 811-22421

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 4	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 4

(Check appropriate box or boxes)

iShares MSCI Russia Capped Index Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 670-2000

The Corporation Trust Company

300 E. Lombard Street

Baltimore, MD 21202

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	ANDREW JOSEF, ESQ.

WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.

787 SEVENTH AVENUE	1875 K STREET, NW	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, DC 20006-1238	SAN FRANCISCO, CA 94105

Continuous

(January 18, 2012)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Company:

iShares MSCI Russia Capped Index Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 17th day of January, 2012.

iShares MSCI Russia Capped Index Fund, Inc.

By:
Michael Latham*
President and Director
Date:	January 17, 2012

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Michael Latham*
President and Director
Date: January 17, 2012

John E. Martinez*
Director
Date: January 17, 2012

George G. C. Parker*
Director
Date: January 17, 2012

Cecilia H. Herbert*
Director
Date: January 17, 2012

Charles A. Hurty*
Director
Date: January 17, 2012

John E. Kerrigan*
Director
Date: January 17, 2012

Robert H. Silver*
Director
Date: January 17, 2012

Robert S. Kapito*
Director
Date: January 17, 2012

Madhav V. Rajan*
Director
Date: January 17, 2012

/s/ Jack Gee
Jack Gee
Treasurer
Date: January 17, 2012

/s/ Jack Gee
* By: Jack Gee
Attorney-in-fact
Date: January 17, 2012

*	Powers of Attorney, each dated June 23, 2011, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Jack Gee, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to PEA No. 3.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase